Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 115,934	$ 116,528	$ 115,810